OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Assets Abstract
Schedule of Other Non-Current Assets
	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Finance lease receivables (see Note 16)	84	151
Other assets	55	56

	139	207